Long-term Debt (Summary of Long-Term Debt Net of Unamortized Original Issue Discount) (Details)				12 Months Ended																												12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended				12 Months Ended			12 Months Ended		12 Months Ended					12 Months Ended		12 Months Ended					12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2010 Kookmin Bank [Member] Maximum [Member] Senior [Member] Won Currency [Member] Notes Payable to Ministry of Finance and Economy [Member]	Dec. 31, 2010 Kookmin Bank [Member] Maximum [Member] Senior [Member] Won Currency [Member] Notes Payable to Korea Development Bank [Member]	Dec. 31, 2010 Kookmin Bank [Member] Maximum [Member] Senior [Member] Won Currency [Member] Notes Payable to Other Government Funds [Member]	Dec. 31, 2010 Kookmin Bank [Member] Maximum [Member] Senior [Member] Won Currency [Member] Notes Payable to Industrial Bank of Korea [Member]	Dec. 31, 2010 Kookmin Bank [Member] Maximum [Member] Senior [Member] Won Currency [Member] Floating Rate Finance Debentures [Member]	Dec. 31, 2010 Kookmin Bank [Member] Maximum [Member] Senior [Member] Won Currency [Member] Finance Debentures [Member]	Dec. 31, 2010 Kookmin Bank [Member] Maximum [Member] Senior [Member] Won Currency [Member] Other Notes Payable [Member]	Dec. 31, 2010 Kookmin Bank [Member] Maximum [Member] Senior [Member] Foreign Currency [Member] Floating Rate Finance Debentures [Member]	Dec. 31, 2010 Kookmin Bank [Member] Maximum [Member] Senior [Member] Foreign Currency [Member] Finance Debentures [Member]	Dec. 31, 2010 Kookmin Bank [Member] Maximum [Member] Senior [Member] Foreign Currency [Member] Floating Rate Notes Payable [Member]	Dec. 31, 2010 Kookmin Bank [Member] Maximum [Member] Subordinated [Member] Won Currency [Member] Finance Debentures [Member]	Dec. 31, 2010 Maximum [Member] Senior [Member] Finance Debentures [Member] Subsidiaries [Member]	Dec. 31, 2010 Maximum [Member] Senior [Member] Borrowings from Other Financial Institutions in Won [Member] Subsidiaries [Member]	Dec. 31, 2010 Kookmin Bank [Member] Minimum [Member] Senior [Member] Won Currency [Member] Notes Payable to Ministry of Finance and Economy [Member]	Dec. 31, 2010 Kookmin Bank [Member] Minimum [Member] Senior [Member] Won Currency [Member] Notes Payable to Korea Development Bank [Member]	Dec. 31, 2010 Kookmin Bank [Member] Minimum [Member] Senior [Member] Won Currency [Member] Notes Payable to Other Government Funds [Member]	Dec. 31, 2010 Kookmin Bank [Member] Minimum [Member] Senior [Member] Won Currency [Member] Notes Payable to Industrial Bank of Korea [Member]	Dec. 31, 2010 Kookmin Bank [Member] Minimum [Member] Senior [Member] Won Currency [Member] Floating Rate Finance Debentures [Member]	Dec. 31, 2010 Kookmin Bank [Member] Minimum [Member] Senior [Member] Won Currency [Member] Finance Debentures [Member]	Dec. 31, 2010 Kookmin Bank [Member] Minimum [Member] Senior [Member] Won Currency [Member] Other Notes Payable [Member]	Dec. 31, 2010 Kookmin Bank [Member] Minimum [Member] Senior [Member] Foreign Currency [Member] Floating Rate Finance Debentures [Member]	Dec. 31, 2010 Kookmin Bank [Member] Minimum [Member] Senior [Member] Foreign Currency [Member] Finance Debentures [Member]	Dec. 31, 2010 Kookmin Bank [Member] Minimum [Member] Senior [Member] Foreign Currency [Member] Floating Rate Notes Payable [Member]	Dec. 31, 2010 Kookmin Bank [Member] Minimum [Member] Subordinated [Member] Won Currency [Member] Finance Debentures [Member]	Dec. 31, 2010 Minimum [Member] Senior [Member] Finance Debentures [Member] Subsidiaries [Member]	Dec. 31, 2010 Minimum [Member] Senior [Member] Borrowings from Other Financial Institutions in Won [Member] Subsidiaries [Member]	Dec. 31, 2010 Kookmin Bank [Member] Senior [Member] Won Currency [Member] KRW	Dec. 31, 2009 Kookmin Bank [Member] Senior [Member] Won Currency [Member] KRW	Dec. 31, 2010 Kookmin Bank [Member] Senior [Member] Won Currency [Member] Notes Payable to Ministry of Finance and Economy [Member] KRW	Dec. 31, 2009 Kookmin Bank [Member] Senior [Member] Won Currency [Member] Notes Payable to Ministry of Finance and Economy [Member] KRW	Dec. 31, 2010 Kookmin Bank [Member] Senior [Member] Won Currency [Member] Notes Payable to Korea Development Bank [Member] KRW	Dec. 31, 2009 Kookmin Bank [Member] Senior [Member] Won Currency [Member] Notes Payable to Korea Development Bank [Member] KRW	Dec. 31, 2010 Kookmin Bank [Member] Senior [Member] Won Currency [Member] Notes Payable to Other Government Funds [Member] KRW	Dec. 31, 2009 Kookmin Bank [Member] Senior [Member] Won Currency [Member] Notes Payable to Other Government Funds [Member] KRW	Dec. 31, 2010 Kookmin Bank [Member] Senior [Member] Won Currency [Member] Notes Payable to Industrial Bank of Korea [Member] KRW	Dec. 31, 2009 Kookmin Bank [Member] Senior [Member] Won Currency [Member] Notes Payable to Industrial Bank of Korea [Member] KRW	Dec. 31, 2010 Kookmin Bank [Member] Senior [Member] Won Currency [Member] Floating Rate Finance Debentures [Member] KRW	Dec. 31, 2009 Kookmin Bank [Member] Senior [Member] Won Currency [Member] Floating Rate Finance Debentures [Member] KRW		Dec. 31, 2010 Kookmin Bank [Member] Senior [Member] Won Currency [Member] Finance Debentures [Member] KRW	Dec. 31, 2009 Kookmin Bank [Member] Senior [Member] Won Currency [Member] Finance Debentures [Member] KRW	Dec. 31, 2010 Kookmin Bank [Member] Senior [Member] Won Currency [Member] Other Notes Payable [Member] KRW	Dec. 31, 2009 Kookmin Bank [Member] Senior [Member] Won Currency [Member] Other Notes Payable [Member] KRW	Dec. 31, 2010 Kookmin Bank [Member] Senior [Member] Foreign Currency [Member] KRW	Dec. 31, 2009 Kookmin Bank [Member] Senior [Member] Foreign Currency [Member] KRW	Dec. 31, 2010 Kookmin Bank [Member] Senior [Member] Foreign Currency [Member] Floating Rate Finance Debentures [Member] KRW	Dec. 31, 2009 Kookmin Bank [Member] Senior [Member] Foreign Currency [Member] Floating Rate Finance Debentures [Member] KRW		Dec. 31, 2010 Kookmin Bank [Member] Senior [Member] Foreign Currency [Member] Finance Debentures [Member] KRW	Dec. 31, 2009 Kookmin Bank [Member] Senior [Member] Foreign Currency [Member] Finance Debentures [Member] KRW	Dec. 31, 2010 Kookmin Bank [Member] Senior [Member] Foreign Currency [Member] Other Notes Payable [Member] KRW	Dec. 31, 2010 Kookmin Bank [Member] Senior [Member] Foreign Currency [Member] Floating Rate Notes Payable [Member] KRW		Dec. 31, 2009 Kookmin Bank [Member] Senior [Member] Foreign Currency [Member] Floating Rate Notes Payable [Member] KRW		Dec. 31, 2010 Senior [Member] Won Currency [Member] Finance Debentures [Member] Subsidiaries [Member] KRW	Dec. 31, 2009 Senior [Member] Won Currency [Member] Finance Debentures [Member] Subsidiaries [Member] KRW	Dec. 31, 2010 Senior [Member] Won Currency [Member] Borrowings from Other Financial Institutions in Won [Member] Subsidiaries [Member] KRW	Dec. 31, 2009 Senior [Member] Won Currency [Member] Borrowings from Other Financial Institutions in Won [Member] Subsidiaries [Member] KRW	Dec. 31, 2009 Senior [Member] Won Currency [Member] Borrowings from Small and Medium Company Promotion Fund [Member] Subsidiaries [Member] KRW	Dec. 31, 2010 Senior [Member] Subsidiaries [Member] KRW	Dec. 31, 2009 Senior [Member] Subsidiaries [Member] KRW	Dec. 31, 2010 Kookmin Bank [Member] Subordinated [Member] Won Currency [Member] Finance Debentures [Member] KRW	Dec. 31, 2009 Kookmin Bank [Member] Subordinated [Member] Won Currency [Member] Finance Debentures [Member] KRW	Dec. 31, 2009 Subordinated [Member] Won Currency [Member] Other Borrowings [Member] Subsidiaries [Member] KRW
Senior																														17,784,190,000,000	25,189,925,000,000	76,495,000,000	84,332,000,000	56,252,000,000	47,406,000,000	599,728,000,000	589,940,000,000	10,654,000,000	19,473,000,000	3,680,885,000,000 [1]	1,446,122,000,000	[1]	11,300,682,000,000	21,218,836,000,000	2,059,494,000,000	1,783,816,000,000	3,838,581,000,000	4,474,238,000,000	1,263,080,000,000 [1]	2,462,677,000,000	[1]	1,089,259,000,000	591,376,000,000	145,347,000,000	1,340,895,000,000	[1]	1,420,185,000,000	[1]	50,000,000,000	800,000,000,000	27,551,000,000	50,461,000,000	17,692,000,000	77,551,000,000	868,153,000,000
Subordinated																																																																		8,386,090,000,000	9,042,350,000,000	695,000,000
Gross long-term debt		30,086,412,000,000	39,575,361,000,000
Discount		(6,280,000,000)	(5,452,000,000)
Total long-term debt, net	$ 26,605,460,000	30,080,132,000,000	39,569,909,000,000
Interest rate, minimum																																1.72		2		0		2.72		4.29			2.94		1.2				0.49			1.17			0.69				5.3		1					4.38
Interest rate, maximum																																5		3.29		4.25		3.49		12			7.95		5.4				5.45			5.88		1.7	5.45				6		4.7					8.5
Debt instrument maturity year				2025	2019	2026	2016	2027	2013	2024	2012	2013	2012	2039	2017	2022	2011	2011	2011	2011	2011	2011	2011	2011	2011	2011	2011	2012	2017																									2011

[1]	Interest rates on floating rate debt are those rates in effect at December 31, 2010.